Organization	12 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

1. Organization

Great Elm Group, Inc. (referred to as the Company or GEG) is an alternative asset management company incorporated in Delaware. The Company focuses on growing a scalable and diversified portfolio of long-duration and permanent capital vehicles across credit, real estate, specialty finance, and other alternative strategies.

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, including Great Elm Capital Management, LLC (GECM), Great Elm Opportunities GP, Inc. (GEO GP), Great Elm Capital GP, LLC (GEC GP), Great Elm Investments, LLC (GEI), Great Elm FM Acquisition, Inc. (FM Acquisition), Great Elm DME Holdings, Inc. (DME Holdings), Monomoy CRE, LLC (MCRE), Monomoy BTS Construction Management, LLC (MCM), Monomoy Construction Services, LLC (MCS) and Monomoy BTS Corporation (MBTS). In addition, we have determined that the Company was the primary beneficiary of certain variable interest entities, and therefore the operations of those entities have been included in our consolidated results for the relevant periods.

The Company continually monitors and reviews its segment reporting structure in accordance with authoritative guidance to determine whether any changes have occurred that would impact its reportable segments. During the first quarter of fiscal year 2026, in conjunction with an equity transaction and the formation of Great Elm Real Estate Ventures, LLC, the Company realigned the business and reportable segment information that the Chief Operating Decision Maker (CODM) regularly reviews to evaluate performance for operating decision-making purposes, including performance assessment and allocation of resources.

As a result of the change in segments, effective for the quarter ended September 30, 2025, the Company has the following reportable segments:

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Alternative Credit - focused on income generation and capital preservation through investment in debt and income-generating securities, direct lending, CLOs, and specialty finance businesses including factoring, asset-based lending and healthcare; and
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Real Estate - full service, end-to-end real estate platform combining investment expertise and turnkey execution capabilities for industrial outdoor storage sector.